DIVIDENDS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Dividends paid	$ 521,247	$ 0	$ 87,831
Minority Shareholder [Member]
Statement [Line Items]
Dividends paid	$ 206,153	$ 0	$ 34,737